Application of New and Amendments to International Financial Reporting Standards ("IFRSs") and Interpretation - Summary Of Detailed Information About Lessee Operating Lease Using Incremental Borrowing Rate (Detail) - CNY (¥)
¥ in Millions
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Detailed Information About Lessee Operating Lease Using Incremental Borrowing Rate [Line Items]
Operating lease commitments disclosed as of December 31, 2018	¥ 65,805
Less: Recognition exemption—short-term leases	(684)
Recognition exemption—low-value assets	(85)
Variable lease payments not depending on an index or a rate	(12,265)
Reassessment on definition of a lease and change in allocation basis between lease and non-lease components	(2,852)
Total future lease payments	49,919
Less: Total future interest expenses	(4,271)
Lease liabilities relating to operating leases recognized upon application of IFRS 16	45,648
Add: Finance lease obligations recognized as of December 31, 2018	216
Lease liabilities as of January 1, 2019		¥ 42,146	¥ 216
Current lease liabilities	10,260	11,569
Non-current	35,604	¥ 30,577
New IFRS [Member]
Schedule Of Detailed Information About Lessee Operating Lease Using Incremental Borrowing Rate [Line Items]
Lease liabilities as of January 1, 2019	¥ 45,864